CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (13,076)	$ (5,750)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	259	173
Discount amortization on convertible notes	304	0
Stock-based compensation expense	1,226	595
Operating lease right of use assets amortization	318
Bad debt expense	1,474	216
Forgiveness of PPP Loan	0	(781)
Accrued interest on convertible notes	26	0
Change in fair value of warrants	(4,158)	0
Changes in operating assets and liabilities:
Accounts receivable	(1,317)	(2,119)
Prepaid expenses and other current assets	(578)	(740)
Contract assets	31	(98)
Accounts payable and other liabilities	1,450	704
Operating lease liabilities	(318)
Related party payable	0	(51)
Related party receivable	0	77
Deferred revenue	(159)	(110)
Net cash used in operating activities	(14,518)	(7,884)
Cash flows from investing activities:
Business combination, net of cash acquired	0	(122)
Purchase of convertible note	(259)	0
Purchases of property and equipment	(154)	(252)
Net cash used in investing activities	(413)	(374)
Cash flows from financing activities:
Business combination, net of transaction cost	10,110	0
Proceeds from convertible notes	7,000	0
Repayment of convertible notes	(1,000)	0
Proceeds from exercise of stock options	140	38
Net cash provided by financing activities	16,250	38
Net increase (decrease) in cash and cash equivalents	1,319	(8,220)
Cash and cash equivalents at beginning of period	2,227	10,447
Cash and cash equivalents at end of period	3,546	2,227
Supplemental cash flows disclosures
Income taxes paid	2	0
Interest paid	330	0
Supplemental disclosure of non cash activities
Conversion of 15% convertible note and interest into common stock	7,305	0
Warrants assumed in business combination at estimated fair value	4,496	0
Conversion of L1 Notes into common stock	200	0
Issue of common stock for business combination	0	50
Indemnity holdback for business combination	$ 0	$ 23